Subsequent events (Details)			12 Months Ended
	Apr. 26, 2024 CNY (¥) shares	Apr. 26, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares
Subsequent events
Treasury stock amount | ¥			¥ 420,660,053		¥ 145,866,006
American Depositary Shares
Subsequent events
Repurchased shares, average price | $ / shares				$ 1.996
Share repurchase program
Subsequent events
Treasury stock amount	¥ 259,921,668	$ 36,609,201	¥ 4,500,682,817	$ 654,180,148		¥ 15,528,092	$ 2,258,112
Share repurchase program | Class A ordinary shares
Subsequent events
Number of shares repurchased | shares	15,747,498	15,747,498	137,179,748	137,179,748		1,495,291	1,495,291
Share repurchase program | American Depositary Shares
Subsequent events
Number of shares repurchased | shares	15,747,498	15,747,498	137,179,748	137,179,748		1,495,291	1,495,291
Repurchased shares, average price | $ / shares		$ 2.3308		$ 4.769			$ 1.510